NET LOSS FROM CONTINUING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Net Income (Loss) From Continuing Operations [Abstract]
Schdule of Components of Net Loss From Continuing Operations
a.Employee benefits expenses

	For the Year Ended December 31
	2025	2024	2023
Short-term employee benefits	$55,870	$67,029	$64,761
Defined contribution plans	2,218	2,667	2,719
Termination benefits	1,108	2,736	94
Share-based payments	2,310	11,644	26,324
	$61,506	$84,076	$93,898

An analysis of employee benefits expenses by function
Costs of revenues	$26,473	$31,597	$26,418
Operating expenses
Sales and marketing	6,571	12,293	15,532
General and administrative	11,132	14,751	23,816
Research and development	17,330	25,435	28,132
	$61,506	$84,076	$93,898
b.Depreciation and amortization expenses

	For the Year Ended December 31
	2025	2024	2023
Depreciation expenses of property, plant and equipment	$77,022	$82,495	$84,785
Depreciation expenses of right-of-use assets	13,652	14,146	13,013
Amortization expenses of intangible assets	252	367	579
	$90,926	$97,008	$98,377

An analysis of depreciation expenses by function
Costs of revenues	$83,781	$88,787	$88,542
Operating expenses
Sales and marketing	2,227	2,713	3,409
General and administrative	3,308	3,983	4,518
Research and development	1,358	1,158	1,329
	$90,674	$96,641	$97,798

An analysis of amortization expenses by function
Costs of revenues	$19	$64	$62
Operating expenses
Sales and marketing	15	45	160
General and administrative	104	151	85
Research and development	114	107	272
	$252	$367	$579
c.Other operating expenses

	For the Year Ended December 31
	2025	2024	2023
Impairment losses on property, plant and equipment	$1,732	$31,963	$1,387
Losses on disposal on property, plant and equipment	4,365	2,646	1,642
Impairment losses on right-of-use assets, intangibles and other assets	4,066	1,569	—
Customer care package	164	1,394	—
Loss on commitment	—	1,001	—
Other loss	277	108	—
	$10,604	$38,681	$3,029
d.Finance costs

	For the Year Ended December 31
	2025	2024	2023
Interest expense on bank loans	$13,796	$13,114	$11,343
Interest expense on lease liabilities	809	991	567
Interest expense on provisions for restoration	38	30	15
	$14,643	$14,135	$11,925
e.Finance income

	For the Year Ended December 31
	2025	2024	2023
Interest income on deposits	$1,843	$3,077	$2,847
Others	12	106	99
	$1,855	$3,183	$2,946
f.Other income

	For the Year Ended December 31
	2025	2024	2023
Income related to government grants	$5,932	$6,136	$6,422
Others	722	1,021	949
	$6,654	$7,157	$7,371
g.Other losses, net

	For the Year Ended December 31
	2025	2024	2023
Foreign exchange gains (losses), net	$(780)	$955	$(346)
Others	(860)	(2,383)	(607)
	$(1,640)	$(1,428)	$(953)
h.Gains on financial liabilities at FVTPL

	For the Year Ended December 31
	2025	2024	2023
Gains on earnout liabilities	$1,411	$14,969	$7,767
Gains on earn-in liabilities	782	8,297	4,305
Gains on warrant liabilities	197	4,912	4,045
	$2,390	$28,178	$16,117